Financial Instruments and Risk Management - Capital Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total Debt [abstract]
Long-term debt, including the current portion (net of unamortized transaction costs)	$ 37,041	$ 52,355
Current assets	(65,786)	(78,994)
Current liabilities	33,592	28,007
Total Capital [Abstract]
Net debt obligations	4,847	1,368
Shareholders’ equity	214,490	220,291
Total capital	$ 219,337	$ 221,659